Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments
Schedule of financial instruments measured at fair value

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2024 (in thousands):

	Fair Value Measurements
	RMB
		Quoted Prices in
		Active Market	Significant Other	Significant
		for Identical	Observable	Unobservable
		Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Equity investments with readily determinable fair values	2,375,785	2,375,785	—	—
Short-term investments	10,756,143	—	10,756,143	—
Investments accounted for at fair values	241,570	—	—	241,570
Total	13,373,498	2,375,785	10,756,143	241,570

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2025 (in thousands):

	Fair Value Measurements
	RMB
		Quoted Prices in
		Active Market	Significant Other	Significant
		for Identical	Observable	Unobservable
		Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Equity investments with readily determinable fair values	5,636,797	5,636,797	—	—
Short-term investments	22,803,503	—	22,803,503	—
Investments accounted for at fair values	153,304	—	—	153,304
Total	28,593,604	5,636,797	22,803,503	153,304